BORROWINGS	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
BORROWINGS	BORROWINGS
Corporate Borrowings
The composition of corporate borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted- average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Credit facilities	6.6	5	$300	300	N/A	5	$—	$—
Commercial paper	5.9	<1	739	739	6.0	<1	183	183
Medium Term Notes:
Series 4 (C$150)	5.8	12	110	115	5.8	13	113	121
Series 9 (C$400)	3.8	1	292	289	3.8	1	302	297
Series 10 (C$500)	3.6	3	366	357	3.6	3	377	366
Series 11 (C$475)	4.3	5	347	342	4.3	5	358	353
Series 12 (C$475)	3.4	6	347	326	3.4	6	358	335
Series 13 (C$300)	4.3	25	219	185	4.3	26	226	201
Series 14 (C$425)	3.3	26	311	221	3.3	27	321	240
Series 15 (C$400)(1)	5.9	8	292	311	5.9	9	303	324
Series 16 (C$400)	5.3	9	293	298	5.3	10	302	311
Series 17 (C$400)	5.3	30	292	288	—	—	—	—
	4.4	12	2,869	2,732	4.3	10	2,660	2,548
Total corporate borrowings			3,908	$3,771			2,843	$2,731
Add: Unamortized premiums(2)			1				2
Less: Unamortized financing fees(2)			(13)				(12)
Less: Current portion			(1,031)				(183)
			$2,865				$2,650
(1)Includes $7 million (2023: $8 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(2)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Credit facilities and commercial paper
Brookfield Renewable had $739 million commercial paper outstanding as at June 30, 2024 (2023: $183 million).
Brookfield Renewable issues letters of credit from its corporate credit facilities for general corporate purposes which include, but are not limited to, security deposits, performance bonds and guarantees for debt service reserve accounts. See Note 18 – Commitments, contingencies and guarantees for letters of credit issued by subsidiaries.
The following table summarizes the available portion of corporate credit facilities:

(MILLIONS)	June 30, 2024	December 31, 2023
Authorized corporate credit facilities and related party credit facilities(1)	$2,450	$2,375
Draws on corporate credit facilities(1)(2)	(450)	(165)
Authorized letter of credit facility	500	500
Issued letters of credit	(320)	(307)
Available portion of corporate credit facilities	$2,180	$2,403
(1)Amounts are guaranteed by Brookfield Renewable.
(2)Relates to letter of credit issued against Brookfield Renewable’s corporate credit facilities.
Medium term notes
Corporate borrowings are obligations of a finance subsidiary of Brookfield Renewable, Brookfield Renewable Partners ULC (“Canadian Finco”) (Note 20 – Subsidiary public issuers). Canadian Finco may redeem some or all of the borrowings from time to time, pursuant to the terms of the indenture. The balance is payable upon maturity, and interest on corporate borrowings is paid semi-annually. The term notes payable by Canadian Finco are unconditionally guaranteed by Brookfield Renewable, Brookfield Renewable Energy L.P. (“BRELP”) and certain other subsidiaries.
During the first quarter of 2024, Brookfield Renewable issued C$400 million of Series 17 medium-term notes. The medium-term notes have a fixed interest rate of 5.32% and a maturity date of January 10, 2054. The Series 17 medium-term notes are corporate-level green bonds.
Non-recourse borrowings
Non-recourse borrowings are typically asset-specific, long-term, non-recourse borrowings denominated in the domestic currency of the subsidiary. Non-recourse borrowings in North America and Europe consist of both fixed and floating interest rate debt indexed to the Secured Overnight Financing Rate (“SOFR”), the Sterling Overnight Index Average (“SONIA”), the Euro Interbank Offered Rate (“EURIBOR”) and the Canadian Overnight Repo Rate Average (“CORRA”). Brookfield Renewable uses interest rate swap agreements in North America and Europe to minimize its exposure to floating interest rates. Non-recourse borrowings in Brazil consist of floating interest rates of Taxa de Juros de Longo Prazo (“TJLP”), the Brazil National Bank for Economic Development’s long-term interest rate, or Interbank Deposit Certificate rate (“CDI”), plus a margin. Non-recourse borrowings in Colombia consist of both fixed and floating interest rates indexed to Indicador Bancario de Referencia rate (“IBR”), the Banco Central de Colombia short-term interest rate, and Colombian Consumer Price Index (“IPC”), Colombia inflation rate, plus a margin. Non-Recourse borrowings in India consist of both fixed and floating interest indexed to Prime lending rate of lender (“MCLR”). Non-recourse borrowings in China consist of floating interest rates of People's Bank of China (“PBOC”).
Brookfield Renewable has completed an assessment and implemented its transition plan to address the impact and effect changes as a result of amendments to the contractual terms for the replacement of the Canadian Dollar Offered Rate (“CDOR”) with CORRA referenced floating-rate borrowings, interest rate swaps, and updating hedge designations. The adoption did not have a significant impact on Brookfield Renewable’s financial reporting.
As at June 30, 2024, Brookfield Renewable’s floating rate borrowings have not been materially impacted by SOFR and CORRA reforms.
The composition of non-recourse borrowings is presented in the following table:

	June 30, 2024				December 31, 2023
	Weighted-average				Weighted-average
(MILLIONS EXCEPT AS NOTED)	Interest rate (%)	Term (years)	Carrying value	Estimated fair value	Interest rate (%)	Term (years)	Carrying value	Estimated fair value
Non-recourse borrowings(1)(2)
Hydroelectric	7.5	9	$9,181	$8,878	7.8	9	$9,468	$9,292
Wind	6.1	9	6,675	6,453	6.1	9	6,866	6,922
Utility-scale solar	6.2	10	6,228	6,124	6.2	12	5,868	5,879
Distributed energy & storage	6.3	5	3,476	3,390	6.2	6	3,035	2,963
Sustainable solutions	7.1	1	468	468	7.0	1	1,783	1,783
Total	6.7	9	$26,028	$25,313	6.8	9	$27,020	$26,839
Add: Unamortized premiums(3)			(9)				(11)
Less: Unamortized financing fees(3)			(162)				(140)
Less: Current portion			(3,888)				(4,752)
			$21,969				$22,117
(1)Includes $1,514 million (2023: 2,626 million) borrowed under a subscription facility of a Brookfield sponsored private fund.
(2)Includes $99 million (2023: $101 million) outstanding to an associate of Brookfield. Refer to Note 19 - Related party transactions for more details.
(3)Unamortized premiums and unamortized financing fees are amortized over the terms of the borrowing.
Supplemental Information
The following table outlines changes in Brookfield Renewable’s borrowings as at June 30, 2024:

(MILLIONS)	As at December 31, 2023	Net cash flows from financing activities	Non-cash
			Transfer to liabilities held for sale	Other(1)	As at June 30, 2024
Corporate borrowings	$2,833	1,152	—	(89)	$3,896
Non-recourse borrowings	$26,869	(166)	(80)	(766)	$25,857
(1)Includes foreign exchange and amortization of unamortized premium and financing fees.